Short-Term Debt - Additional Information (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Debt classified as short-term	$ 0	$ 0
Unsecured lines of credit
Short-term Debt [Line Items]
Lines of credit, established amount	28,000,000
Unsecured lines of credit | Federal Home Loan Bank [Member]
Short-term Debt [Line Items]
Lines of credit, maximum borrowing ability	$ 136,500,000